4. VARIABLE INTEREST ENTITY- SYMBID COOP (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Schedule of assets and liabilities of Symbid Coop
	March 31, 2014	December 31, 2013
Current assets	$118,609	$53,414

Current liabilities	$188,706	$113,137

	December 31,
	2013	2012
Current assets	$53,414	$21,940

Current liabilities	$113,137	$69,225